Equity - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)		112,451
Bought Deal Offering
Disclosure of classes of share capital [line items]
Shares Transacted (in shares)	14,870,000	14,870,000
Average Share Price (usd per share)	$ 37.00	$ 37.00
Gross offering proceeds	$ 550,190	$ 550,190
Less: Underwriting expenses		(22,186)
Less: Other financing expenses		(713)
Net offering proceeds	$ 527,291	$ 527,291